NOTE 5 - RELATED PARTY TRANSACTIONS	2 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
NOTE 5. RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Details of transactions between the Company and related parties are disclosed below:

The following entities have been identified as related parties :

Mr. Nissim Trabelsi  - Director and greater than 10% stockholder

The Mazzal Trust - Company treasurer and greater than 10% stockholder

On March 31, 2013, the Company entered into a standard Land Purchase and Sale Agreement with the Mazzal Trust to acquire property as described in note 4; the transfer was effective as of May 29, 2013. The property was paid for in full through a stock issuance as described in note 3.